EMPLOYEE BENEFITS (Details 16) - Number	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Inflation	3.90%	5.31%
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
General mortality table	AT 2000 segregated by gender 20%	AT 2000 segregated by gender 20%
Actuarial assumption of discount rate	5.33%	6.10%
Inflation	3.90%	5.31%
Real increase in medical costs based on age (Aging Factor)	0,5% - 3,00% real a.a.	0,5% - 3,00% real a.a.
Nominal increase medical costs growth rate	4.10%	4.10%
Average medical cost (Claim cost)	1,204.48	1,084.14